Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Basic Earnings Per Common Share
Net income attributable to bank shareholders		$ 2,327	$ 1,960	$ 1,865	$ 6,421	$ 5,017
Dividends on preferred shares and distributions on other equity instruments		(66)		(51)	(273)	(234)
Net income available to common shareholders		$ 2,261		$ 1,814	$ 6,148	$ 4,783
Weighted-average number of common shares outstanding		719,514		729,449	724,820	727,174
Basic earnings per common share		$ 3.14	$ 2.51	$ 2.49	$ 8.48	$ 6.58
Diluted Earnings Per Common Share
Net income available to common shareholders		$ 2,261		$ 1,814	$ 6,148	$ 4,783
Weighted-average number of common shares outstanding		719,514		729,449	724,820	727,174
Dilutive impact of stock options
Stock options potentially exercisable	[1]	5,597		3,473	5,912	3,629
Common shares potentially repurchased		(4,318)		(2,730)	(4,751)	(2,793)
Weighted-average number of diluted common shares outstanding		720,793		730,192	725,981	728,010
Diluted earnings per common share		$ 3.14	$ 2.5	$ 2.48	$ 8.47	$ 6.57

[1]	The dilutive effect of stock options was calculated using the treasury stock method. In computing diluted earnings per share, we excluded average stock options outstanding of 716,633 and 635,554 with a weighted-average exercise price of $149.35 and $150.96 for the three and nine months ended July 31, 2025, respectively (3,309,605 and 3,197,420 with a weighted-average exercise price of $129.73 and $130.81 for the three and nine months ended July 31, 2024, respectively), as the average share price for the periods did not exceed the exercise price.